Sales and other operating revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	$ 34,885	$ 80,385	$ 100,766	$ 153,751
Less: sales and other operating revenues between segments	3,209	7,709	9,440	14,754
Sales and other operating revenues	31,676	72,676	91,326	138,997
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	16,624	37,340	44,441	70,954
Other revenue	15,052	35,336	46,885	68,043
Crude oil
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	1,062	2,577	2,497	5,067
Oil products
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	10,452	27,211	30,706	49,915
Natural gas, LNG and NGLs
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	2,992	4,294	6,630	9,651
Non-oil products and other revenues from contracts with customers
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	2,118	3,258	4,608	6,321
Reportable segments | Upstream
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	7,194	13,556	18,658	28,150
Less: sales and other operating revenues between segments	2,613	7,481	9,520	13,805
Sales and other operating revenues	4,581	6,075	9,138	14,345
Reportable segments | Downstream
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	27,241	66,396	81,205	124,812
Less: sales and other operating revenues between segments	330	62	(452)	648
Sales and other operating revenues	26,911	66,334	81,657	124,164
Other businesses and corporate
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	450	433	903	789
Less: sales and other operating revenues between segments	266	166	372	301
Sales and other operating revenues	184	267	531	488
Geography Eliminations | US and Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues	3,217	6,343	8,741	11,488
Reportable Geographical Components | US and Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues	34,893	79,019	100,067	150,485
Reportable Geographical Components | US
Disclosure of operating segments [line items]
Sales and other operating revenues	10,117	26,086	31,336	47,934
Reportable Geographical Components | Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues	$ 24,776	$ 52,933	$ 68,731	$ 102,551